Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Borrowings [abstract]
Commercial paper	₨ 105,815.5	$ 1,623.6	₨ 81,796.7
Loans from banks/financial institutions	61,273.0	940.1	56,242.7
Inter-corporate deposits	860.0	13.2	560.0
Current portion of long-term debt (refer note 19)	109,338.9	1,677.6	40,927.3
Total	₨ 277,287.4	$ 4,254.5	₨ 179,526.7